HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedges of net investment in foreign operations [abstract]
Hedged Item	$ (6,675,329)	$ 2,565,637	$ 883,022
Hedging non-derivative instrument	2,549,821	(1,198,919)	(366,195)
Hedging derivative instrument	4,051,499	$ (403,983)	$ (1,034,816)
Net OCI account	(74,009)
BAC Holding International Corp and Multi Financial Holding [member]
Hedges of net investment in foreign operations [abstract]
Hedged Item	(6,991,093)
Hedging non-derivative instrument	2,756,328
Hedging derivative instrument	4,048,523
Net OCI account	(186,242)
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Hedged Item	105,255
Hedging non-derivative instrument	(3,470)
Hedging derivative instrument	2,976
Net OCI account	104,761
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Hedged Item	23,104
Hedging non-derivative instrument	(23,104)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Hedged Item	26,838
Hedging non-derivative instrument	(26,838)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Hedged Item	21,903
Hedging non-derivative instrument	(21,903)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	26,391
Hedging non-derivative instrument	(18,919)
Net OCI account	7,472
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Hedged Item	90,633
Hedging non-derivative instrument	(90,633)
Promigas Per S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	3,996
Hedging non-derivative instrument	(3,996)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Item	17,639
Hedging non-derivative instrument	(17,639)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Hedged Item	5
Hedging non-derivative instrument	$ (5)